Share capital and reserves (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
Administrative expenses	$ 13,566,000	$ 5,551,000	$ 28,020,000	$ 16,220,000
Weighted Average Share Price Exercised			4,450
Weighted Average Price Of Options Exercisable at End Of Period	3.73		$ 3.73
Dividends, per share				$ 0.01
Dividends Declared		9,060,000		$ 9,060,000
share-based payment costs related to stock options [Member]
Statement Line Items [Line Items]
Administrative expenses	$ 410,000	$ 491,000	$ 1,013,000	$ 1,644,000